Restricted Net Asset	12 Months Ended
Dec. 31, 2020
Restricted Assets Net [Abstract]
Restricted Net Asset

25. Restricted net asset
Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s entities in the PRC are required to annually appropriate 10% of their net after-tax
income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company’s entities incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to RMB nil as of December 31, 2018, 2019 and 2020 as the Company is in accumulative loss situation. There are no differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. In addition, restricted cash and insurance premium receivables of the VIE and its subsidiaries can only be used to settle relevant obligations of the VIE and its subsidiaries. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and VIE to satisfy any obligations of the Company.
For the year ended December 31, 2020, the Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation
S-X
Rule 4-08
(e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Company as of December 31, 2020 and the condensed financial information of the Company are not required to be presented.